10. ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
ACCOUNTS PAYABLE

Accounts payable were $1,298,278 and $1,517,617 as of March 31, 2019 and September 30, 2018, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company. The Company had two vendors (12.3% and 10.0%) with accounts payable in excess of 10% of its accounts payable as of March 31, 2019. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,512,618 and $2,154,646 as of September 30, 2018 and 2017, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company. The Company had two vendors (13.2% and 10.2%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2018. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.